Summary of Significant Accounting Policies - Revenue recognition (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥		¥ 100
Membership period	1 month
Deferred revenue-current			$ 16,736,365	$ 15,308,898
Deferred revenue-non-current			50,877	8,672,836
Total			16,787,242	23,981,734
Revenue recognized from deferred revenue balance			15,258,021	10,558,149
Aggregate amount of the transaction price allocated for the remaining performance obligations			16,787,242
Revenue			28,601,071	24,668,840	$ 14,910,543
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations			16,736,365	16,736,365
Remaining performance obligations for next 12 months to 24 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations			50,877	50,877
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥		100
Revenue			22,317,033	19,271,739	14,717,609
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Quarterly fee per member | ¥		¥ 300
Revenue			6,093,679	5,054,983	0
Technical service revenue
Disaggregation of Revenue [Line Items]
Revenue			$ 190,359	$ 342,118	$ 192,934
Minimum
Disaggregation of Revenue [Line Items]
Membership period		1 year	1 year
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		1 year	1 year
Maximum
Disaggregation of Revenue [Line Items]
Membership period		2 years	2 years
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period		2 years	2 years